Cover	Jun. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2021
Entity File Number	001-35561
Entity Registrant Name	IDEANOMICS, INC.
Entity Central Index Key	0000837852
Entity Tax Identification Number	20-1778374
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	55 Broadway
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	206-1216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	IDEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false